Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 22,578		$ 16,624
Additions	7,162		17,387
Depreciation	(5,611)	[1]	(7,505)	[2]
Modifications	2,325		(3,928)
Interest expense	(1,079)		(1,641)		$ (1,561)
Ending balance	26,454		22,578		16,624
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23,681		16,767
Additions	7,162		17,470
Modifications	(2,242)		3,901
Payments	8,911		9,067
Interest expense	(2,900)	[3]	(2,412)	[4]
Ending balance	27,074		23,681		16,767
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,319		2,060
Additions	0		114
Depreciation	(475)	[1]	(598)	[2]
Modifications	367		(257)
Ending balance	1,211		1,319		2,060
Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	21,259		14,564
Additions	7,162		17,273
Depreciation	(5,136)	[1]	(6,907)	[2]
Modifications	1,958		(3,671)
Ending balance	$ 25,243		$ 21,259		$ 14,564

[1]	Including the depreciation of drilling services capitalized as “works in progress” for 1,902.
[2]	Including the depreciation of drilling services capitalized as “works in progress” for 2,142.
[3]	Including drilling agreements capitalized as “works in progress” for 1,821.
[4]	Including drilling agreements capitalized as “works in progress” for 771.